Leases Disclosure of Information about Right of Use Assets (Details) - ZAR (R) R in Millions		12 Months Ended
	Oct. 24, 2025	Jun. 30, 2026	Jun. 30, 2025
Presentation of leases for lessee [abstract]
Right-of-use assets		R 505	R 569
Additions		393	290
Acquisitions through business combinations, right-of-use assets	R 277
Modifications		0	11
Depreciation		(312)	(258)
Terminations		(177)	(77)
Translation		(40)	(30)
Right-of-use assets		R 646	R 505